General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2021
General and Administrative Expenses
Schedule of general and administrative expenses

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
Administrative services fees (Note 3)	1,959	1,177	3,919	2,354
Commercial management fees (Note 3)	1,350	1,350	2,700	2,700
Share-based compensation	362	94	659	167
Other expenses	750	867	1,314	1,338
Total	4,421	3,488	8,592	6,559